Rule 497(e)
                                      Registration Nos. 333-168727 and 811-22452


                            FIRST TRUST SERIES FUND

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                                  (the "Fund")

          SUPPLEMENT TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 1, 2016,
                  AS PREVIOUSLY SUPPLEMENTED ON MARCH 3, 2016

                            DATED NOVEMBER 17, 2016

      Notwithstanding anything to the contrary in the Fund's statement of additional information, the minimum investment requirement for purchasing Class A shares of the Fund without a sales charge is reduced from $1,000,000 or more to $250,000 or more.



                  PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S
           STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.